Taxes and payroll charges payable (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Taxes and Payroll Charges Payable

	12.31.2017	12.31.2016
INSS (social security contribution) (i)	84.0	73.1
IRRF (withholding tax)	24.2	18.7
Taxes refinancing program (ii)	15.0	1.2
FGTS (government employee severance indemnity fund)	5.6	3.8
PIS and COFINS (iii)	4.2	3.9
IPI (manufacturing tax)	1.1	3.1
Others	6.8	7.7

	140.9	111.5

Current portion	70.7	43.6
Non-current portion	70.2	67.9